Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayments and other current assets
Input value added tax ("VAT")		¥ 1,386,004	¥ 927,645
Prepaid expenses		80,388	109,702
Accrued interest income		150,157	185,555
Deposits		55,277	28,098
Others		292,680	256,996
Total	$ 282,183	¥ 1,964,506	¥ 1,507,996